Statements of Changes in Stockholders Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2015	$ 393,737	$ 10,728	$ 10,389,045	$ (10,006,036)
Balance, shares at Dec. 31, 2015		10,728,100
Issuance of stock for cash	2,705,872	$ 512	2,705,360
Issuance of stock for cash, shares		511,852
Issuance of stock for services	419,450	$ 124	419,326
Issuance of stock for services, shares		124,215
Share based compensation	2,237,968		2,237,968
Net loss	(4,132,159)			(4,132,159)
Balance at Dec. 31, 2016	1,624,868	$ 11,364	15,751,699	(14,138,195)
Balance, shares at Dec. 31, 2016		11,364,167
Issuance of stock for cash	793,971	$ 150	793,821
Issuance of stock for cash, shares		150,211
Issuance of stock for services	$ 1,095,230	$ 207	1,095,023
Issuance of stock for services, shares	207,206	207,206
Share based compensation	$ 228,662		228,662
Net loss	(3,314,157)			(3,314,157)
Balance at Dec. 31, 2017	428,574	$ 11,721	$ 17,869,205	$ (17,452,352)
Balance, shares at Dec. 31, 2017		11,721,584
Issuance of stock for services	$ 176,650
Issuance of stock for services, shares	33,420
Net loss	$ (694,001)
Balance at Mar. 31, 2018	$ (41,915)